Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
A summary of changes in accumulated other comprehensive income (loss), net of taxes (where applicable) by component for the years ended December 31, 2024, 2023 and 2022 is presented below:

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Unrealized gains (losses) on fixed maturity securities available-for-sale arising during the year, net of taxes	$2,083	$23,856	$(48,454)
Reclassification of net realized losses included in net income	(18)	(477)	(619)
Foreign currency translation adjustments	20	27	(57)
Other comprehensive income (loss)	$2,085	$23,406	$(49,130)

Schedule of Reclassifications out of Accumulated Other Comprehensive Income
The amounts reclassified from accumulated other comprehensive (loss) income shown in the above table have been included in the following captions in our Consolidated Statements of Income:

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Realized gains and losses on securities:
Net realized investment losses	$(18)	$(538)	$(627)
Income tax benefit	—	61	8
Net of taxes	$(18)	$(477)	$(619)